Information on net borrowings (Details) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Disclosure Of Information on net borrowings [Line Items]
A. Cash and cash equivalents		€ 10,836	[1]	€ 7,363	[1]	€ 5,674		€ 5,209
B. Held-for-trading financial assets		6,552	[2]	6,012
C. Available-for-sale financial assets	[2]			207
D. Liquidity (A+B+C)		17,388		13,582
E. Financing receivables		188		209
F. Short-term debt towards banks		383		201
G. Long-term debt towards banks		3,478		4,001
H. Bonds		20,094		18,352
I. Short-term debt towards related parties		661		164
L. Other short-term liabilities		1,138		1,877
M. Other long-term liabilities		111		112
N. Total borrowings (F+G+H+I+L+M)		25,865		24,707
O. Net borrowings (N-D-E)		(11)		10,916
Current Assets And Liabilities [Member]
Disclosure Of Information on net borrowings [Line Items]
A. Cash and cash equivalents		10,836		7,363
B. Held-for-trading financial assets		6,552		6,012
C. Available-for-sale financial assets				207
D. Liquidity (A+B+C)		17,388		13,582
E. Financing receivables		188		209
F. Short-term debt towards banks		383		201
G. Long-term debt towards banks		768		801
H. Bonds		2,781		1,445
I. Short-term debt towards related parties		661		164
L. Other short-term liabilities		1,138		1,877
M. Other long-term liabilities		52		40
N. Total borrowings (F+G+H+I+L+M)		5,783		4,528
O. Net borrowings (N-D-E)		(11,793)		(9,263)
Noncurrent Assets And Liabilities [Member]
Disclosure Of Information on net borrowings [Line Items]
G. Long-term debt towards banks		2,710		3,200
H. Bonds		17,313		16,907
M. Other long-term liabilities		59		72
N. Total borrowings (F+G+H+I+L+M)		20,082		20,179
O. Net borrowings (N-D-E)		€ 20,082		€ 20,179

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet
[2]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.